Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Premises and Equipment

(In thousands)	December 31, 2013	December 31, 2012
Land and buildings	$17,022	$12,347
Furniture, fixtures and equipment	6,603	6,719
Leasehold improvements	1,656	2,319
Gross premises and equipment	25,281	21,385
Less: Accumulated depreciation	(9,609)	(9,323)
Net premises and equipment	$15,672	$12,062